SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Deferred Offering Costs			$ 260
Deferred Offering Costs		$ 1,570
Deposits rate percentage		8.33%
Severance expenses		$ 32	10	10
Rent Expenses		12	$ 0	$ 0
Research and development		228
Total annual gross revenue		1,235,000
Non-Convertible Debt		$ 1,000,000
Ordinary Shares held by non-affiliates exceeds	$ 700,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary Shares issuable upon the exercise of warrants		37,614